Schwab Investments

211 Main Street

San Francisco, CA 94105

March 19, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab 1000 Index Fund (the “Fund’s”)

    a series of Schwab Investments (the “Registrant”)

    (File Nos. 33-37459 and 811-6200

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(c) dated February 27, 2015, transmitted to the SEC on March 2, 2015 pursuant to Rule 497(c), to the Fund’s prospectus, dated February 27, 2015. The purpose of this filing is to submit, in XBRL, the 497(c) dated February 27, 2015.

Any questions or comments on this filing should be directed to the undersigned at (415)667-0098.

Very truly yours,

/s/ Alexandra Riedel
Alexandra Riedel
Assistant Secretary